United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 1/31/17

Item 1.	Schedule of Investments

Emerging Markets Core Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—63.5%
		Aerospace & Defense—0.1%
$700,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$744,625
		Agency—0.1%
500,000	[1,2]	Banco Nacional De Comercio Exterior, Series 144A, 3.80%, 8/11/2026	475,625
		Airlines—0.1%
300,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 5/10/2020	300,000
200,000		Latam Airlines Group SA, Series REGS, 7.25%, 6/9/2020	211,400
400,000		TAM Capital 3, Inc., Sr. Unsecd. Note, Series REGS, 8.375%, 6/3/2021	415,000
		TOTAL	926,400
		Automotive—0.1%
800,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	817,200
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	312,117
		TOTAL	1,129,317
		Banking—18.5%
2,000,000		ADCB Finance Cayman, Ltd., Sr. Unsecd. Note, Series GMTN, 2.625%, 3/10/2020	1,994,744
1,286,000		African Export-Import Bank, 3.875%, 6/4/2018	1,308,184
1,500,000	[1,2]	Akbank TAS, Sr. Unsecd. Note, Series 144A, 4.00%, 1/24/2020	1,467,303
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	492,637
799,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 5/17/2022	801,996
860,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	794,425
1,200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,289,616
1,250,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	1,362,500
300,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	321,450
400,000	[1,2]	Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	436,008
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,273,824
350,000		Banco Btg Pactual/Cayman, Series REGS, 4.00%, 1/16/2020	343,000
300,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	284,961
500,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	546,040
500,000	[1,2]	Banco De Bogota S.A., Sub., Series 144A, 6.25%, 5/12/2026	520,000
730,000		Banco De Credito del Peru, Series REGS, 6.125%, 4/24/2027	803,000
1,000,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/7/2020	1,051,722
2,345,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	2,243,461
800,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	870,000
1,000,000	[1,2]	Banco Do Brasil S.A., Series 144A, 6.25%, 10/29/2049	805,000
500,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	517,100
1,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,092,500
1,200,000	[1,2]	Banco Macro SA, Sub. Note, Series 144A, 6.75%, 11/4/2026	1,167,840
300,000	[1,2]	Banco Mercantil Del Nort, Jr. Sub. Note, Series 144A, 5.750%, 10/4/2031	279,750
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	251,915
1,000,000		Bancolombia S.A., 5.95%, 6/3/2021	1,100,600
800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	829,483
2,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,214,249
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,756,166
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,868,643

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$3,300,000		CBQ Finance Ltd., Sr. Unsecd. Note, 2.875%, 6/24/2019	$3,323,486
2,300,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 1/21/2018	2,398,652
200,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	186,000
700,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	707,000
2,400,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	2,448,000
3,125,000	[1,2]	Compania General de Combustibles SA, Sr. Unsecd. Note, Series 144A, 9.50%, 11/7/2021	3,304,687
2,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	2,094,513
250,000	[1,2]	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	238,938
2,300,000		Credit Bank of Moscow, Series REGS, 8.70%, 11/13/2018	2,396,510
450,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	451,260
1,260,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	1,267,245
7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	7,848,922
1,500,000		Export-Import Bank Korea, Sr. Unsecd. Note, 3.25%, 8/12/2026	1,498,013
7,200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	7,300,476
4,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	4,144,956
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,025,958
700,000		GTB Finance BV, Series REGS, 6.00%, 11/8/2018	709,940
300,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	293,526
600,000	[1,2]	Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	614,100
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	220,080
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,200,804
1,750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,754,862
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,847,563
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,214,145
3,000,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,941,567
200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	194,586
300,000		Itau Unibanco Holding SA, Series REGS, 5.125%, 5/13/2023	303,750
700,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, Series REGS, 2.85%, 5/26/2018	704,900
1,100,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	1,146,750
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,771,740
900,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	967,500
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	537,100
200,000		Korea Development Bank, Sr. Unsecd. Note, 2.50%, 3/11/2020	199,360
500,000		Korea Development Bank, Sr. Unsecd. Note, 3.375%, 9/16/2025	502,759
700,000		Korea Exchange Bank, Sr. Unsecd. Note, Series EMTN, 2.50%, 1/27/2021	689,910
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	416,077
1,500,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	1,676,970
1,663,000	[1,2]	MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	1,685,140
3,000,000		National Bank of Abu Dhabi, Series REGS, 5.25%, 12/29/2049	3,048,450
4,000,000		Ojsc Russ Agric Bk (Rshb), Sub. Note, Series REGS, 8.50%, 10/16/2023	4,413,600
2,000,000	[1,2]	Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	1,979,500
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,419,056
550,000		Sberbank (Sb Cap Sa), Sr. Unsecd. Note, Series 7, 5.717%, 6/16/2021	590,051
600,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.50%, 2/26/2024	613,107
1,000,000		Sberbank (Sb Cap Sa), Sub., Series REGS, 5.25%, 5/23/2023	1,015,480
2,100,000	[1,2]	Sberbank of Russia, Sub. Note, Series 144A, 5.50%, 2/26/2024	2,145,874
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	989,238

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	$718,780
2,100,000	[1,2]	Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series 144A, 2.00%, 9/29/2021	2,015,065
2,830,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.75%, 4/29/2021	2,721,263
3,000,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	2,822,559
1,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	957,086
2,000,000		Turkiye Is Bankasi (Isbank), Series REGS, 5.50%, 4/21/2019	2,028,718
2,310,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.50%, 10/27/2021	2,217,600
1,200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/29/2049	1,354,500
2,850,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	3,092,250
400,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	400,468
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	5,668,130
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	2,167,860
260,000	[1,2]	Woori Bank, Jr. Sub. Note, Series 144A, 6.208%, 5/2/2037	262,678
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	304,200
500,000	[1,2]	Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	494,597
800,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	881,044
800,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	818,374
1,000,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.25%, 12/3/2018	1,009,930
		TOTAL	150,465,320
		Beverage & Tobacco—0.1%
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	752,740
		Brewing—0.0%
200,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., Series REGS, 3.375%, 11/1/2022	180,678
		Broadcast Radio & TV—0.2%
1,330,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	1,634,261
200,000		TV Azteca SA de CV, Sr. Unsecd. Note, Series EMTN, 7.625%, 9/18/2020	175,000
		TOTAL	1,809,261
		Broadcasting—0.1%
700,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series REGS, 6.00%, 7/18/2020	759,213
		Building & Development—0.5%
1,800,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	1,712,394
300,000		Doosan Heavy Industries and Construction Co., Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	292,962
700,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 4.375%, 4/25/2025	304,500
200,000	[1,2]	Odebrecht SA, Series 144A, 5.25%, 6/27/2029	86,500
1,700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	1,672,936
		TOTAL	4,069,292
		Building Materials—0.6%
900,000		Cemex S.A.B de C.V., Series REGS, 5.70%, 1/11/2025	912,600
800,000		Cemex S.A.B de C.V., Series REGS, 6.125%, 5/5/2025	828,000
800,000		Cemex S.A.B de C.V., Series REGS, 7.75%, 4/16/2026	893,360
800,000	[1,2]	St. Marys Cement, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/28/2027	785,000
600,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	587,940
200,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.25%, 4/5/2041	195,980
300,000		West China Cement Ltd., Sr. Unsecd. Note, 6.50%, 9/11/2019	312,098
		TOTAL	4,514,978
		Cable & Wireless Television—0.1%
800,000		VTR Finance BV, Series REGS, 6.875%, 1/15/2024	842,000

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Chemicals & Plastics—0.9%
$725,000		Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	$690,562
400,000	[1,2]	Alpek SA De CV, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	413,000
200,000		Braskem America Finance Co., Series REGS, 7.125%, 7/22/2041	210,400
1,300,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	1,369,875
1,600,000	[1,2]	Eurochem Global Investments DAC, Sr. Unsecd. Note, Series 144A, 3.80%, 4/12/2020	1,599,200
1,075,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	1,119,693
800,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	725,984
900,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	938,531
		TOTAL	7,067,245
		Conglomerates—0.0%
250,000		Andrade Gutierrez International S.A., Sr. Unsecd. Note, Series REGS, 4.00%, 4/30/2018	227,500
		Consumer Products—0.5%
2,280,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	2,203,284
600,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	572,296
820,000		Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	930,888
		TOTAL	3,706,468
		Energy Equipment & Services—0.1%
600,000		GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	603,540
		Farming & Agriculture—0.9%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,591,495
2,500,000		Uralkali, Series REGS, 3.723%, 4/30/2018	2,512,125
		TOTAL	7,103,620
		Finance—1.6%
500,000		CIELO S.A., 3.75%, 11/16/2022	471,350
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,056,300
1,700,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,788,740
600,000		Grupo Aval Ltd., Series REGS, 4.75%, 9/26/2022	603,600
500,000	[1,2]	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	522,625
5,950,000		MAF Global Securities, 7.125%, 10/29/2049	6,325,743
2,000,000		Sukuk Funding Number 3 Ltd., 4.348%, 12/3/2018	2,060,006
		TOTAL	12,828,364
		Financial Intermediaries—1.2%
2,300,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,394,300
1,900,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	1,909,500
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,763,808
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,440,650
400,000	[1,2]	Raizen Fuels Finance SA, Sr. Unsecd. Note, Series 144A, 5.30%, 1/20/2027	400,200
1,300,000	[1,2]	Trust F/1401, Sr. Unsecd. Note, Series 144A, 5.25%, 1/30/2026	1,235,000
		TOTAL	10,143,458
		Food & Drug Retailers—0.2%
800,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	829,409
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 1/20/2023	207,352
300,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	297,989
		TOTAL	1,334,750
		Food Products—1.0%
1,000,000	[1,2]	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	1,067,500
300,000		BRF-Brasil Foods SA, Series REGS, 3.95%, 5/22/2023	291,450

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$2,050,000	[1,2]	Cosan Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.00%, 1/20/2027	$2,139,790
2,000,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 6/27/2024	1,984,067
100,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 4.875%, 6/30/2020	106,725
900,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	956,250
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	306,871
600,000	[1,2]	Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 6.50%, 9/20/2026	598,500
250,000		Sadia Overseas Ltd., Sr. Unsecd. Note, Series REGS, 6.875%, 5/24/2017	253,500
250,000	[1,2]	Sigma Alimentos SA, Sr. Unsecd. Note, Series 144A, 4.125%, 5/2/2026	235,750
600,000		Sigma Alimentos SA, Sr. Unsecd. Note, Series REGS, 4.125%, 5/2/2026	565,800
		TOTAL	8,506,203
		Forest Products—0.2%
650,000	[1,2]	Bahia SUL Holdings Gmbh, Sr. Unsecd. Note, Series 144A, 5.75%, 7/14/2026	652,470
1,000,000		Celulosa Arauco y Constitucion S.A., Sr. Unsecd. Note, 7.25%, 7/29/2019	1,109,975
300,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	307,108
		TOTAL	2,069,553
		Government Agency—0.6%
2,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, Series REGS, 4.40%, 3/9/2023	1,858,538
800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	854,240
800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.369%, 6/16/2018	835,464
1,400,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	1,494,920
		TOTAL	5,043,162
		Hotels, Motels, Inns & Casinos—0.0%
350,000		Grupo Posadas SA de C.V., Sr. Secd. Note, Series REGS, 7.875%, 6/30/2022	352,188
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	206,190
		Metals & Mining—4.5%
400,000		Abja Investment Co., 5.95%, 7/31/2024	410,000
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	778,875
300,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	266,100
1,100,000	[1,2]	CSN Islands XII Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 9/29/2049	737,000
400,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	339,352
800,000		Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.00%, 8/25/2021	790,977
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,567,145
1,933,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	1,998,798
400,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.15%, 10/24/2036	461,245
2,550,000		Evraz Group SA, Sr. Unsecd. Note, Series REGS, 6.50%, 4/22/2020	2,712,563
1,000,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	1,065,000
1,650,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 4/29/2024	1,680,525
100,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 10/20/2017	103,750
1,100,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	1,084,875
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	509,250
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	518,750
600,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.75%, 4/15/2023	594,000
400,000		JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	394,596
2,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	2,457,430
1,745,000	[1,2]	Polyus Gold International Ltd., Sr. Unsecd. Note, Series 144A, 4.699%, 3/28/2022	1,725,369
600,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	405,000

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$2,100,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	$2,277,597
2,000,000		Southern Copper Corp., 5.25%, 11/8/2042	1,907,645
410,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	410,330
3,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	3,033,750
500,000		Vale Overseas Ltd., 6.875%, 11/21/2036	522,000
220,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	228,800
879,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 6/10/2021	942,728
910,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	980,525
1,000,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	1,033,750
650,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	757,250
1,000,000		Vale SA, 5.625%, 9/11/2042	919,300
1,000,000		Vedanta Resources PLC, Series REGS, 7.125%, 5/31/2023	1,023,750
800,000		Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	873,200
		TOTAL	36,511,225
		Oil & Gas—16.2%
1,366,170	[1,3]	Afren PLC, Series 144A, 6.625%, 12/9/2020	0
1,200,278	[3,4,5]	Afren PLC, Series REGS, 10.25%, 4/8/2019	0
2,439,590	[3,4,5]	Afren PLC, Series REGS, 11.50%, 12/21/2099	0
2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	2,597,619
800,000		Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	797,466
3,000,000		CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	2,852,367
8,500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	8,751,829
1,000,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,014,861
289,474		EP PetroEcuador (Noble), Sec. Fac. Bond, 6.627%, 9/24/2019	296,624
60,000		Ecopetrol SA, 4.25%, 9/18/2018	61,778
1,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	1,002,500
1,000,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 5/28/2045	889,000
1,883,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,021,325
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	964,486
1,170,000	[1,2]	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.00%, 3/3/2022	1,137,159
2,000,000		Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 2/6/2028	1,960,860
2,000,000		Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 7/19/2022	2,063,404
3,009,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	3,286,249
1,900,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2023	1,875,439
700,000		Korea Gas Corp., Sr. Unsecd. Note, Series REGS, 3.50%, 7/2/2026	712,719
2,600,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.25%, 7/10/2024	2,596,901
2,000,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	2,020,200
3,163,000		ONGC Videsh Ltd., 3.75%, 5/7/2023	3,168,924
427,400		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	148,522
500,500		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	233,984
168,240		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	57,202
350,000	[1,2]	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	160,125
1,800,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	1,830,281
500,000	[1,2]	PTT Public Co., Ltd., Sr. Unsecd. Note, Series 144A, 3.375%, 10/25/2022	505,261
532,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 5.75%, 3/1/2018	552,482
3,600,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	3,425,119
351,000		Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	372,058

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$1,700,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	$1,715,123
500,000		Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	520,503
4,190,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	3,878,683
555,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	574,980
4,000,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	4,048,377
450,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	379,193
1,730,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	1,804,736
1,070,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 12/10/2018	1,162,769
5,080,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	5,663,184
3,480,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	3,932,400
600,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	537,180
3,100,000	[1,2]	Petroleos De Venezuela SA, Term Loan—1st Lien, Series 144A, 8.50%, 10/27/2020	2,410,250
4,600,000		Petroleos de Venezuela, S.A., Company Guarantee, 5.375%, 4/12/2027	1,748,000
10,900,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.00%, 11/15/2026	4,165,435
8,820,000		Petroleos de Venezuela, S.A., Unsecd. Note, Series REGS, 6.00%, 5/16/2024	3,545,640
50,000		Petroleos Mexicanos, 3.50%, 7/18/2018	50,610
500,000		Petroleos Mexicanos, 5.50%, 6/27/2044	411,875
500,000		Petroleos Mexicanos, 6.50%, 6/2/2041	467,250
4,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.25%, 1/15/2025	3,690,000
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.50%, 1/23/2026	910,900
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	1,006,300
6,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	5,101,735
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	1,040,820
6,410,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	6,802,933
500,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	530,000
4,600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	4,636,602
1,000,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	1,027,361
1,025,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	1,065,488
400,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	302,000
250,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.125%, 1/28/2025	252,660
1,500,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	1,447,629
1,900,000	[1,2]	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	1,879,509
2,000,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,035,404
8,700,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	8,380,370
1,600,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	1,734,496
500,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	503,441
700,000	[1,2]	Trinidad Generation Unlimited, Sr. Unsecd. Note, Series 144A, 5.25%, 11/4/2027	694,925
200,000		Tupras Turkiye Petrol Rafinerileri A.S., Series REGS, 4.125%, 5/2/2018	201,118
500,000	[1,2]	Ultrapar International SA, Sr. Unsecd. Note, Series 144A, 5.25%, 10/6/2026	493,600
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	995,900
2,300,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	2,498,375
		TOTAL	131,604,498
		Paper Products—0.1%
280,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	282,996
400,000	[1,2]	Suzano Trading Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 1/23/2021	425,000
		TOTAL	707,996

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Pharmaceuticals—0.2%
$700,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	$636,595
1,400,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,347,441
		TOTAL	1,984,036
		Real Estate—1.7%
1,400,000		Alpha Star Holding Ltd., 4.97%, 4/9/2019	1,396,500
200,000	[1,2]	BR Malls International Finance Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 1/29/2049	201,200
5,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,381,806
2,000,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,130,202
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	207,829
4,300,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,547,250
		TOTAL	13,864,787
		Retailers—0.3%
1,200,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,141,417
400,000		SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	411,970
800,000		Saci Falabella, Series REGS, 3.75%, 4/30/2023	807,861
		TOTAL	2,361,248
		Sovereign—0.4%
2,062,500		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 8/16/2019	2,102,801
900,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	911,250
		TOTAL	3,014,051
		State/Provincial—2.6%
8,115,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	9,122,883
7,900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	9,025,750
700,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 5.75%, 6/15/2019	727,090
2,550,000	[1,2]	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	2,540,310
40,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 4.00%, 5/15/2035	28,500
11,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 9.25%, 4/15/2017	11,137
		TOTAL	21,455,670
		Steel—0.4%
3,250,000	[1,2]	OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series 144A, 4.50%, 6/15/2023	3,256,354
		Technology Services—1.1%
2,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	1,991,772
4,000,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	4,181,216
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,531,639
		TOTAL	8,704,627
		Telecommunications & Cellular—3.1%
500,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	493,230
400,000		America Movil S.A.B. de C.V., 6.125%, 3/30/2040	455,796
1,725,000		America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,837,422
2,425,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,551,569
300,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	296,250
500,000		Columbus International, Inc., Sr. Unsecd. Note, Series REGS, 7.375%, 3/30/2021	532,500
800,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	842,000
1,200,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	1,071,000
500,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	402,545
750,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	702,975
3,000,000		Emirates Telecom Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 6/18/2024	3,042,543

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$1,200,000		Empresa Nacional de Telecomunicaciones S.A., Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	$1,227,837
600,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	635,343
1,000,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,092,500
3,100,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	3,102,294
2,300,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	2,276,752
1,000,000		Sistema JSFC, Series REGS, 6.95%, 5/17/2019	1,066,722
800,000	[1,2]	Telefonica Chile SA, Sr. Unsecd. Note, Series 144A, 3.875%, 10/12/2022	816,429
200,000		Telfon Celuar Del Paragu, Sr. Unsecd. Note, REGS, 6.75%, 12/13/2022	207,500
2,900,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	2,820,685
		TOTAL	25,473,892
		Transportation—1.0%
2,000,000	[1,2]	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	1,993,501
300,000		Adani Ports and Special, Sr. Unsecd. Note, Series REGS, 3.50%, 7/29/2020	301,289
2,800,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	3,102,512
200,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	221,608
600,000	[1,2]	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series 144A, 6.50%, 9/22/2023	610,350
1,600,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	1,706,000
		TOTAL	7,935,260
		Utilities—4.2%
1,015,000	[1,2]	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	1,017,537
600,000	[1,2]	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series 144A, 5.75%, 10/27/2021	607,320
1,200,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,284,000
1,951,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	1,983,562
200,000	[1,2]	Comision Federal de Electricidad, Sr. Unsecd. Note, Series 144A, 4.75%, 2/23/2027	193,300
2,800,000		Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	2,830,800
3,800,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	3,933,000
300,000		Empresa Electrica Guarcolda SA, Sr. Unsecd. Note, Series REGS, 4.56%, 4/30/2025	281,734
515,000		Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	502,640
2,600,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	2,597,665
1,600,000	[1,2]	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,687,562
300,000		Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	231,667
1,827,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	1,900,080
600,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	488,244
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,555,782
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	244,822
1,800,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	1,837,685
1,000,000	[1,2]	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 5.50%, 11/22/2021	1,080,380
3,000,000	[1,2]	Saudi Electricity Global Sukuk Co., 2, Sr. Unsecd. Note, Series 144A, 5.06%, 4/8/2043	2,996,658
4,000,000		TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	3,754,880
		TOTAL	34,009,318
		TOTAL CORPORATE BONDS (IDENTIFIED COST $510,352,285)	516,744,652
		FOREIGN GOVERNMENTS/AGENCIES—32.7%
		Sovereign—32.7%
ARS 136,500,000		Argentina, Government of, 21.7769%, 3/28/2017	8,776,533
$7,000,000	[1,2]	Argentina, Government of, Series 144A, 7.50%, 4/22/2026	7,311,500
1,855,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/26/2022	1,859,637

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
1,855,000	[1,2]	Argentina, Government of, Sr. Unsecd. Note, Series 144A, 6.875%, 1/26/2027	$1,834,595
4,600,000		Argentina, Government of, Unsecd. Note, 0.75%, 2/22/2017	4,592,765
751,000		Armenia, Government of, 6.00%, 9/30/2020	776,399
1,353,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	1,398,758
2,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	2,588,040
950,000	[1,2]	Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	973,706
2,000,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	1,678,560
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	1,027,200
800,000	[1,2]	Bermuda, Government of, Sr. Unsecd. Note, Series 144A, 3.717%, 1/25/2027	761,464
1,000,000	[1,2]	Bermuda, Government of, Sr. Unsecd. Note, Series 144A, 4.138%, 1/3/2023	1,018,180
4,000,000		Brazil, Government of, 4.25%, 1/7/2025	3,875,000
2,500,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	2,325,000
3,300,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	2,821,500
5,100,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	5,463,375
1,800,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	1,938,564
1,000,000		Chile, Government of, 3.625%, 10/30/2042	950,450
350,000		Chile, Government of, Sr. Unsecd. Note, 2.25%, 10/30/2022	340,725
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	1,960,000
700,000		Colombia, Government of, Sr. Unsecd. Note, 4.00%, 2/26/2024	712,950
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	632,400
2,600,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	2,541,500
3,500,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	3,713,500
1,800,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 3/18/2019	1,994,400
1,630,000		Costa Rica, Government of, 4.375%, 4/30/2025	1,495,525
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,421,250
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,532,188
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,230,984
2,400,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,382,744
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.45%, 4/30/2044	1,055,000
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,870,000
2,300,000		Ecuador, Government of, 7.95%, 6/20/2024	2,277,000
500,000		Ecuador, Government of, Sr. Unsecd. Note, 10.50%, 3/24/2020	546,250
800,000	[1,2]	Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.65%, 12/13/2026	846,400
1,605,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 1/31/2022	1,619,429
1,200,000	[1,2]	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	1,225,632
1,765,000		El Salvador, Government of, 7.625%, 2/1/2041	1,538,321
1,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	926,410
3,000,000		Ghana, Government of, 7.875%, 8/7/2023	2,928,900
1,300,000	[1,2]	Ghana, Government of, Sr. Unsecd. Note, Series 144A, 9.25%, 9/15/2022	1,373,424
500,000		Ghana, Government of, Unsecd. Note, 10.75%, 10/14/2030	589,250
1,200,000		Guatemala, Government of, Sr. Unsecd. Note, 5.75%, 6/6/2022	1,285,404
700,000		Honduras, Government of, 8.75%, 12/16/2020	783,832
550,000	[1,2]	Honduras, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 1/19/2027	546,150
970,000		Hungary, Government of, 5.75%, 11/22/2023	1,082,986
250,000		Hungary, Government of, 6.375%, 3/29/2021	279,915
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,210,388
3,500,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	3,587,500

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
5,600,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	$5,862,931
3,500,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	3,583,233
6,600,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	6,681,840
1,200,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	995,256
2,400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,353,421
1,000,000	[1,2]	Ivory Coast, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 7/23/2024	946,150
4,116,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	3,811,334
3,100,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	3,426,678
1,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	1,443,750
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,183,950
1,700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	1,824,692
400,000		Kenya, Government of, 6.875%, 6/24/2024	386,020
1,130,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,090,507
3,700,000		Lebanon, Government of, Sr. Unsecd. Note, 5.15%, 11/12/2018	3,702,664
5,000,000		Lebanon, Government of, Sr. Unsub., 8.25%, 4/12/2021	5,402,780
4,300,000		Mexico, Government of, 3.50%, 1/21/2021	4,390,300
400,000		Mexico, Government of, 4.00%, 10/2/2023	403,000
5,500,000		Mexico, Government of, 4.125%, 1/21/2026	5,511,000
2,300,000		Mexico, Government of, 4.75%, 3/8/2044	2,107,950
3,200,000		Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	2,768,160
6,400,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	6,217,600
700,000		Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	635,250
1,000,000		Nigeria, Government of, 5.125%, 7/12/2018	1,010,640
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,925,330
2,000,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	2,138,700
6,000,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	6,060,000
1,600,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	1,620,896
400,000		Peru, Government of, 6.55%, 3/14/2037	509,400
600,000		Peru, Government of, Bond, 8.75%, 11/21/2033	891,000
2,200,000		Peru, Government of, Sr. Unsecd. Note, 4.125%, 8/25/2027	2,329,250
700,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	808,500
3,100,000		Philippines, Government of, 6.375%, 1/15/2032	3,994,093
4,700,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	4,718,720
4,600,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	4,457,768
3,700,000		Romania, Government of, 4.375%, 8/22/2023	3,823,950
4,400,000		Russia, Government of, REGS, 5.625%, 4/4/2042	4,768,500
800,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 5/27/2026	826,176
1,000,000		Russia, Government of, Sr. Unsecd. Note, 4.75%, 5/27/2026	1,032,720
900,000	[1,2]	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 2.375%, 10/26/2021	876,600
2,540,000	[1,2]	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 3.25%, 10/26/2026	2,424,125
455,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	448,075
200,000		Serbia, Government of, 5.875%, 12/3/2018	209,750
1,600,000		Serbia, Government of, 7.25%, 9/28/2021	1,804,000
5,000,000		South Africa, Government of, 5.875%, 5/30/2022	5,485,970
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	4,123,128
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,896,214
200,000	[1,2]	Suriname, Government of, Sr. Unsecd. Note, Series 144A, 9.25%, 10/26/2026	201,886

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
6,100,000		Turkey, Government of, Sr. Unsecd. Note, 3.25%, 3/23/2023	$5,445,897
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	2,446,170
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.00%, 3/25/2027	1,008,204
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.75%, 5/30/2040	2,037,200
3,010,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, Series GDP (144A), 0.00%, 5/31/2040	889,004
412,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	409,734
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2020	1,472,071
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	1,454,583
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	1,438,028
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2023	1,423,941
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2025	1,399,770
1,730,970		Uruguay, Government of, 4.375%, 10/27/2027	1,772,686
1,884,600		Uruguay, Government of, 4.50%, 8/14/2024	1,992,964
5,700,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	5,343,750
5,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,319,000
3,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	1,576,500
1,400,000	[1,2]	Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	1,525,899
2,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	2,796,640
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $266,866,781)	266,367,481
		PURCHASED PUT OPTION—0.0%
8,350,000		CITI USD PUT/MXN CALL, Strike Price $21.603; Expiration Date 2/2/2017 (IDENTIFIED COST $161,405)	306,069
		INVESTMENT COMPANY—2.1%
16,725,594	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[7] (IDENTIFIED COST $16,727,266)	16,727,266
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $794,107,737)[8]	800,145,468
		OTHER ASSETS AND LIABILITIES - NET—1.7%[9]	13,720,184
		TOTAL NET ASSETS—100%	$813,865,652
At January 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
02/09/2017	Bank of America N.A	9,485,600,000 KRW	$8,000,000	$163,378
07/10/2017	BNP Paribas SA	23,500,000 EGP	$1,240,106	$(46,909)
07/10/2017	BNP Paribas SA	23,600,000 EGP	$1,242,105	$(43,832)
07/10/2017	BNP Paribas SA	47,370,300 EGP	$2,483,371	$(78,177)
07/10/2017	BNP Paribas SA	59,000,000 EGP	$3,102,814	$(107,129)
Contracts Sold:
02/07/2017	Citibank N.A	38,892,654 MXN	$1,855,556	$(8,187)
02/07/2017	Citibank N.A	38,894,582 MXN	$1,855,556	$(8,280)
02/09/2017	Bank of America Securities LLC	9,485,600,000 KRW	$8,203,407	$40,030
02/09/2017	Bank of America N.A	9,485,600,000 KRW	$8,203,407	$40,030
03/09/2017	Morgan Stanley Capital Services, Inc.	505,554,000 RUB	$8,400,000	$66,013
03/28/2017	BNP Paribas SA	136,500,000 ARS	$8,115,339	$(256,968)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
04/26/2017	Goldman Sachs Bank	107,869,575 ZAR	$7,950,000	$64,537
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(175,494)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,615,687 and $1,483,007, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 01/31/2017[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	CDX Index Emerging Market Series 26	Buy	1.00%	12/20/2021	2.34%	$45,000,000	$2,700,000	$2,765,054	$(65,054)
Net Unrealized Depreciation on Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $227,399,772, which represented 27.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $227,399,772, which represented 27.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/16/2014	$1,363,836	$0
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Issuer in default.
5	Non-income-producing security.
6	Affiliated holding.
Transactions involving the affiliated holding during the period ended January 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	18,016,371	62,251,866	(63,542,643)	16,725,594	$16,727,266	$19,542
7	7-day net yield.
8	At January 31, 2017, the cost of investments for federal tax purposes was $794,107,737. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency commitments; and c) swap contracts was $6,037,731. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,351,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,313,995.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$516,744,652	$0	$516,744,652
Foreign Governments/Agencies	—	266,367,481	—	266,367,481
Purchased Put Option	—	306,069	—	306,069
Investment Company	16,727,266	—	—	16,727,266
TOTAL SECURITIES	$16,727,266	$783,418,202	$0	$800,145,468
Other Financial Instruments[1]
Assets	$—	$3,073,988	$—	$3,073,988
Liabilities	—	(549,482)	—	(549,482)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$2,524,506	$—	$2,524,506
1	Other financial instruments include foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
EGP	—Egyptian Pound
KRW	—South Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
RUB	—Russian Ruble
ZAR	—South African Rand

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017